Finance And Other Income - Summarizes The Companys Finance And Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance And Other Income [Line Items]
Interest on cash and cash equivalents and deposits	$ 2,841	$ 4,217	$ 19,188
Other	734	1,172	643
Finance and other income	49,406	51,787	52,899
Exar Capital
Finance And Other Income [Line Items]
Interest on loans	39,939	44,043	33,068
Minera Exar
Finance And Other Income [Line Items]
Interest on loans	$ 5,892	$ 2,355	$ 0